1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (December 2016 Note) (Details - Estimated useful lives)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Computer & Office Equipment [Member]
Estimated useful lives	3 years	3 years
Software [Member]
Estimated useful lives	5 years	5 years